Consolidated Statements Of Cash Flows In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)		Dec. 31, 2013 USD ($)		Dec. 31, 2012 USD ($)
Payments of Ordinary Dividends, Noncontrolling Interest	$ 14,500		$ 24,900
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	179,413		191,419		170,487
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	122,408		129,348		138,796
Write-off impairment and discontinued operations, net	0		254		616
Stock-based compensation	322		440		3,028
Amortization of Series A Notes discount (premium) and related issuance costs, net	(91)		(92)		153
Deferred income taxes and reserve, net	(47,456)		221		6,579
Loss (gain) on sale of property, plant and equipment	(3,266)		(147)		1,197
Loss (gain) on sale of investments	(4,957)		873		(829)
Equity in net earnings of affiliated companies and partnerships, net of dividend received ()	7,449		468		(1,602)
Changes in operating assets and liabilities, net of amounts acquired:
Increase in short and long-term trade receivables, and prepaid expenses	(67,177)		(108,337)		(91,988)
Decrease (increase) in inventories, net	(112,747)		(4,785)		10,022
Increase (decrease) in trade payables, other payables and accrued expenses	81,687		55,935		(75,426)
Severance, pension and termination indemnities, net	6,282		(3,595)		(10,612)
Increase (decrease) in advances received from customers	15,970		(95,027)		47,962
Net cash provided by operating activities	177,837		166,975		198,383
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment	(71,211)		(63,019)		(81,637)
Acquisitions of subsidiaries and business operations (Schedule A)	787		0		0
Investments in affiliated companies and other companies	(4,620)		(6,222)		(4,241)
Proceeds from sale of property, plant and equipment	24,969		3,755		7,335
Proceeds from sale of investments	110		3,550		705
Investment in long-term deposits	(796)		(2,076)		(779)
Proceeds from sale of long-term deposits	790		795		2,849
Investment in short-term deposits and available-for-sale marketable securities	(89,521)		(52,975)		(340,899)
Proceeds from sale of short-term deposits and available-for-sale marketable securities	59,374		42,899		299,029
Net cash used in investing activities	(80,118)		(73,293)		(117,638)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of options	3,542		18,364		1,352
Repayment of long-term loans	(345,839)		(230,532)		(319,601)
Proceeds from long-term loans	376,500		242,247		122,038
Proceeds from issuance of Series A Notes	0		0		246,973
Series A Notes issuance costs	0		0		(2,035)
Purchase of treasury shares	0		0		(26,006)
Repayment of Series A Notes	(55,532)		(55,535)		(53,530)
Dividends paid ()	(68,277)	[1]	(75,549)	[1]	(50,616)	[1]
Tax benefit in respect of options exercised	0		0		161
Change in short-term bank credit and loans, net	557		(181)		(2,817)
Net cash provided by (used in) financing activities	(89,049)		(101,186)		(84,081)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	8,670		(7,504)		(3,336)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	191,737		199,241		202,577
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	200,407		191,737		199,241
dividend received from affiliated companies and partnership	12,998		13,500		9,558
Cash paid during the year for:
Income taxes, net	17,347		33,223		5,734
Interest	$ 5,078		$ 6,046		$ 19,168

[1]	Dividends paid in 2014 and 2013 included approximately $14,500 and $24,900, respectively, in dividends paid by a subsidiary to non-controlling interests.